Short-Term Debt (Tables)	6 Months Ended
Mar. 31, 2026
Short-Term Debt [Abstract]
Schedule of Short-Term Debt	The short-term debt was as follows:
	September 30, 2025	March 31, 2026
	RMB	RMB
	(audited)	(unaudited)
Short-term debt	32,533	34,105